Leases (Details Narrative) (Allied Integral United Inc) - USD ($)		12 Months Ended
	Oct. 20, 2020	Dec. 31, 2020	Dec. 31, 2019
Lease liability			$ 152,000
Allied Integral United Inc [Member]
Lease liability		$ 37,750,615
Operating lease term		15 years
Lease renewal options term		5 years
Amount paid to plaintiff	$ 2,801,365
Litigation settlement, expense		$ 190,043
Litigation expense for attorney fees		$ 248,074
Weighted-average remaining lease terms		15 years 1 month 6 days
Weighted-average remaining lease discount rate		8.25%